UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2004 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

RETAILING — 20.2%
Big Lots, Inc.*	4,300,000	$52,159,000
Charming Shoppes, Inc. *	5,400,000	50,598,000
Foot Locker, Inc.	1,610,000	43,357,300
Michaels Stores, Inc.	2,850,000	85,414,500
Rent - A - Center, Inc.*	971,000	25,731,500
Ross Stores, Inc.	1,787,400	51,602,238
Zale Corporation*	1,175,000	35,097,250
		$343,959,788
ENERGY — 15.9%
ENSCO International Incorporated	2,192,000	$69,574,080
National -Oilwell, Inc. *	2,300,000	81,167,000
Patterson-UTI Energy, Inc.	3,403,600	66,200,020
Rowan Companies, Inc.*	2,060,000	53,354,000
		$270,295,100
TECHNOLOGY — 10.0%
Arrow Electronics, Inc.*	1,717,600	$41,737,680
Avnet, Inc. *	3,763,500	68,646,240
Exabyte Corporation*	427,400	175,234
Hutchinson Technology Incorporated*	1,031,100	35,645,127
Maxtor Corporation*	4,536,800	24,045,040
		$170,249,321
CONSUMER NON-DURABLES — 5.5%
American Greetings Corporation*	1,343,500	$34,057,725
Reebok International Ltd.	1,350,000	59,400,000
		$93,457,725
CONSUMER DURABLES — 5.3%
Champion Enterprises, Inc.*	2,006,800	$23,720,376
Coachmen Industries, Inc.**	859,000	14,912,240
Fleetwood Enterprises, Inc.*	1,452,500	19,550,650
Thor Industries, Inc.	841,200	31,166,460
		$89,349,726
INDUSTRIAL PRODUCTS — 3.3%
Trinity Industries, Inc.	1,670,000	$56,913,600
FINANCIAL — 2.4%
Horace Mann Educators Corporation	630,100	$12,022,308
WFS Financial Inc.*	75,400	3,828,812
Westcorp	535,100	24,577,143
		$40,428,263
TELECOMMUNICATIONS — 1.3%
Qwest Communications International Inc.*	4,975,000	$22,089,000
BASIC MATERIALS — 1.3%
Oregon Steel Mills, Inc.*	1,081,800	$21,949,722
HEALTH CARE — 0.8%
Apria Healthcare Group Inc.*	419,000	$13,806,050
BUSINESS SERVICES & SUPPLIES — 0.5%
Angelica Corporation	343,100	$9,280,855

TOTAL COMMON STOCKS — 66.5% (Cost $691,175,503)		$1,131,779,150

NON-CONVERTIBLE SECURITIES — 18.9%
Federal National Mortgage Association (IO) — 5.5% 2033	$17,727,355	$3,758,731
Federal National Mortgage Association (IO) — 6% 2033	65,518,992	13,257,375
U.S. Treasury Inflation — Indexed Notes — 3.375% 2007	22,102,631	23,414,974

U.S. Treasury Bill — 2/10/2005	142,950,000	142,676,680
U.S. Treasury Bill — 3/17/2005	89,225,000	88,850,050
Fifth Third Bancorp — 1.915% 2005***	50,000,000	50,000,000
TOTAL NON-CONVERTIBLE SECURITIES — (Cost $319,095,302)		$321,957,810

TOTAL INVESTMENT SECURITIES — 85.4% (Cost $1,010,270,805)		$1,453,736,960

SHORT-TERM INVESTMENTS — 14.5% (Cost $246,615,833)
Rabobank US Financial Corporation — 2.18% 1/03/05	$39,099,000	$39,094,265
GE Capital Services, Inc. — 2.29% 1/10/05	27,503,000	27,487,255
International Lease Finance Corporation — 2.30% 1/21/05	20,535,000	20,508,761
AIG Funding, Inc. — 2.31% 1/25/05	44,563,000	44,494,373
Barclays US Funding — 2.285% 1/28/05	33,468,000	33,410,644
Toyota Motor Credit Corporation — 2.28% 1/31/05	36,935,000	36,864,824
Rabobank US Financial Corporation — 2.29% 2/02/05	44,847,000	44,755,711
TOTAL SHORT-TERM INVESTMENTS		$246,615,833

TOTAL INVESTMENTS — 99.9% (Cost $1,256,886,638)(A)		$1,700,352,793
Other assets and liabilities, net — 0.1%		1,448,362

TOTAL NET ASSETS — 100%		$1,701,801,155

* Non-income producing securities

** Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended December 31, 2004.

Following is a summary of transactions in the security of this affiliate during the three-month period ended December 31, 2004.

	Purchases at Cost	Sales at Cost	Realized Gain/Loss	Dividend Income

Coachmen Industries, Inc.				$51,540

*** Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Fifth Third Bancorp 1.915% note due 2005 was purchased on October 26, 2004 at $100.00. This restricted security constituted 2.9% of total net assets at December 31, 2004.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:				$460,157,903
Gross unrealized depreciation:				(16,691,748)
Net unrealized appreciation:				$443,466,155

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	February 25, 2005